Trade Accounts Payable - Disclosure of Trade and Other Payables (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	S/ 934,006	S/ 753,255	S/ 512,660
Current	931,265	749,349	512,587
Non-current	2,741	3,906	73
PEN
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	300,068	219,546	199,582
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	73,537	62,786	31,217
COP
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	438,871	408,018	233,627
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable		461
MXN
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable	S/ 121,530	S/ 62,444	S/ 48,234